18. Fair Value Disclosures, Off-Balance Sheet Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 95,073	$ 79,860
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	50,385	46,891
Securities available-for-sale	95,073	79,860
Other investments	6,637	6,592
Loans, net	404,838	426,429
Deposits	(489,869)	(494,912)
Other short term borrowings	(27,552)	(20,052)
Long-term debt	(40,146)	(47,698)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	50,385	46,891
Securities available-for-sale	95,073	79,860
Other investments	6,637	6,592
Loans, net	406,851	419,907
Deposits	(422,730)	(472,197)
Other short term borrowings	(27,958)	(21,970)
Long-term debt	$ (41,825)	$ (50,313)